Policyholder liabilities and unallocated surplus - Movement in policyholder liabilities and unallocated surplus of with-profits funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 177,254	$ 165,555
Policyholder liabilities on the consolidated statement of financial position	151,915	144,733
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,384	5,217
Group's share of policyholder liabilities of joint ventures and associates	19,955	15,605
New business	6,779	7,200
In-force	13,836	14,788
Premiums	20,615	21,988
Surrenders	(4,673)	(4,904)
Maturities/deaths/other claim events	(4,015)	(3,454)
Net flows	11,927	13,630
Shareholders' transfers post-tax	(158)	(134)
Investment-related items and other movements	(38,102)	(109)
Foreign exchange translation differences	(4,214)	(1,688)
Ending Balance	146,707	177,254
Policyholder liabilities on the consolidated statement of financial position	122,263	151,915
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,495	5,384
Group's share of policyholder liabilities of joint ventures and associates	20,949	19,955
Average policyholder liability balances	157,541	166,104
Discontinued US operations
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		296,513
With-profits business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	94,002	86,410
Policyholder liabilities on the consolidated statement of financial position	88,618	81,193
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,384	5,217
New business	2,244	1,990
In-force	5,809	7,096
Premiums	8,053	9,086
Surrenders	(1,233)	(844)
Maturities/deaths/other claim events	(2,103)	(2,116)
Net flows	4,717	6,126
Shareholders' transfers post-tax	(158)	(134)
Investment-related items and other movements	(20,677)	2,499
Foreign exchange translation differences	(197)	(899)
Ending Balance	77,687	94,002
Policyholder liabilities on the consolidated statement of financial position	74,192	88,618
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,495	5,384
Average policyholder liability balances	$ 81,405	$ 84,905
Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	4.10%	5.10%
Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 34,756	$ 32,506
Policyholder liabilities on the consolidated statement of financial position	25,651	25,433
Group's share of policyholder liabilities of joint ventures and associates	9,105	7,073
New business	1,838	3,038
In-force	2,404	2,406
Premiums	4,242	5,444
Surrenders	(2,763)	(3,326)
Maturities/deaths/other claim events	(200)	(215)
Net flows	1,279	1,903
Investment-related items and other movements	(2,802)	897
Foreign exchange translation differences	(1,836)	(550)
Ending Balance	31,397	34,756
Policyholder liabilities on the consolidated statement of financial position	22,842	25,651
Group's share of policyholder liabilities of joint ventures and associates	8,555	9,105
Average policyholder liability balances	33,076	33,631
Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	48,496	46,639
Policyholder liabilities on the consolidated statement of financial position	37,646	38,107
Group's share of policyholder liabilities of joint ventures and associates	10,850	8,532
New business	2,697	2,172
In-force	5,623	5,286
Premiums	8,320	7,458
Surrenders	(677)	(734)
Maturities/deaths/other claim events	(1,712)	(1,123)
Net flows	5,931	5,601
Investment-related items and other movements	(14,623)	(3,505)
Foreign exchange translation differences	(2,181)	(239)
Ending Balance	37,623	48,496
Policyholder liabilities on the consolidated statement of financial position	25,229	37,646
Group's share of policyholder liabilities of joint ventures and associates	12,394	10,850
Average policyholder liability balances	$ 43,060	$ 47,568